Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Verint [Member]	Ulticom Inc [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Verint [Member]	Accumulated Deficit [Member]	Unrealized Gains (Losses) on Available-for-sale Securities [Member]	Unrealized (Losses) Gains on Derivatives [Member]	Cumulative Translation Adjustment [Member]	Total Accumulated Other Comprehensive Income (Loss) [Member]	Comverse Tehcnology, Inc.'s Shareholders' Equity [Member]	Comverse Tehcnology, Inc.'s Shareholders' Equity [Member] Verint [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Verint [Member]	Noncontrolling Interest [Member] Ulticom Inc [Member]
Balance, value at beginning of period at Jan. 31, 2009	$ 763,187			$ 20,421	$ (1,219)	$ 1,945,273		$ (1,303,281)	$ 10,302	$ (3,028)	$ (15,210)	$ (7,936)	$ 653,258		$ 109,929
Shares, Issued at beginning of period at Jan. 31, 2009				204,111,096
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(259,621)							(267,404)					(267,404)		7,783
Other comprehensive income (loss), net of tax	29,062			0	0	0		0	10,730	3,813	8,019	22,562	22,562		6,500
Stock-based compensation expense	11,322					11,322							11,322
Common stock issued for restricted and deferred stock awards				158,829
Common stock issued for restricted and deferred stock awards	0			16		(16)
Impact from equity transactions of subsidiaries and other	32,605					3,107							3,107		29,498
Repurchase of common stock				(47,901)
Repurchase of common stock	(359)				(359)								(359)
Forfeitures of restricted stock				(148,639)
Forfeitures of restricted stock	0			(15)		15
Dividends to noncontrolling interest	(66,474)														(66,474)
Total equity, value at end of period at Jan. 31, 2010	509,722			20,422	(1,578)	1,959,701		(1,570,685)	21,032	785	(7,191)	14,626	422,486		87,236
Shares, Issued at end of period at Jan. 31, 2010				204,073,385
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(119,286)							(133,106)					(133,106)		13,820
Other comprehensive income (loss), net of tax	(8,864)			0	0	0		0	(7,792)	(37)	3,491	(4,338)	(4,338)		(4,526)
Sale of Verint Systems, Inc. shares of common stock, net of tax							52,203
Stock-based compensation expense	10,402					10,402							10,402
Common stock issued for restricted and deferred stock awards				709,513
Common stock issued for restricted and deferred stock awards	0			72		(72)
Impact from equity transactions of subsidiaries and other	68,153	59,320	(7,808)			67,267							67,267	52,203	886	7,117	(7,808)
Repurchase of common stock				(248,982)
Repurchase of common stock	(1,906)				(1,906)								(1,906)
Dividends to noncontrolling interest	(23,846)														(23,846)
Total equity, value at end of period at Jan. 31, 2011	485,887			20,494	(3,484)	2,089,501		(1,703,791)	13,240	748	(3,700)	10,288	413,008		72,879
Shares, Issued at end of period at Jan. 31, 2011				204,533,916
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(31,019)							(58,726)					(58,726)		27,707
Other comprehensive income (loss), net of tax	(23,413)			0	0	0		0	(21,631)	(234)	2,772	(19,093)	(19,093)		(4,320)
Stock-based compensation expense	9,073					9,073							9,073
Common stock issued for restricted and deferred stock awards				1,931,361
Common stock issued for restricted and deferred stock awards	0			193		(193)
Exercises of stock options				377,300
Exercises of stock options	2,113			38		2,075							2,113
Impact from equity transactions of subsidiaries and other	34,068					17,160							17,160		16,908
Common stock issued for settlement of shareholders class action				12,462,236
Common stock issued for settlement of shareholders class action	82,500			1,246		81,254							82,500
Repurchase of common stock				(667,971)
Repurchase of common stock	(4,527)				(4,527)								(4,527)
Dividends to noncontrolling interest	(1,930)														(1,930)
Total equity, value at end of period at Jan. 31, 2012	$ 552,752			$ 21,971	$ (8,011)	$ 2,198,870		$ (1,762,517)	$ (8,391)	$ 514	$ (928)	$ (8,805)	$ 441,508		$ 111,244
Shares, Issued at end of period at Jan. 31, 2012				218,636,842